PARTNERSHIP CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Equity [abstract]
Disclosure of classes of share capital
Special and Limited Partnership Capital

	Special General Partner Units			Limited Partnership Units			Total
UNITS MILLIONS	2018	2017	2016	2018	2017	2016	2018	2017	2016
Opening balance	1.6	1.6	1.6	276.6	259.4	243.2	278.2	261.0	244.8
Issued for cash	—	—	—	0.3	17.2	16.4	0.3	17.2	16.4
Conversion from Exchange LP Units	—	—	—	1.3	—	—	1.3	—	—
Repurchased and cancelled	—	—	—	(0.9)	—	(0.2)	(0.9)	—	(0.2)
Ending balance	1.6	1.6	1.6	277.3	276.6	259.4	278.9	278.2	261.0

	Special General Partner			Limited Partners			Total
US$ MILLIONS	2018	2017	2016	2018	2017	2016	2018	2017	2016
Opening balance	$19	$19	$19	$4,907	$4,215	$3,716	$4,926	$4,234	$3,735
Unit issuance	—	—	—	14	692	505	14	692	505
Conversion from Exchange LP Units	—	—	—	20	—	—	20	—	—
Repurchased and cancelled	—	—	—	(30)	—	(6)	(30)	—	(6)
Ending balance	$19	$19	$19	$4,911	$4,907	$4,215	$4,930	$4,926	$4,234
Non-controlling interest—Exchange LP Units

	Non-controlling interest— Exchange LP Units held by Brookfield
UNITS MILLIONS	2018	2017	2016
Opening balance	—	—	—
Unit issuance	5.7	—	—
Exchange LP conversion	(1.3)	—	—
Ending balance	4.4	—	—

	Non-controlling interest— Exchange LP Units held by Brookfield
US$ MILLIONS	2018	2017	2016
Opening balance	$—	$—	$—
Unit issuance	232	—	—
Exchange LP conversion	(20)	—	—
Ending balance	$212	$—	$—
Non-controlling interest—Redeemable Partnership Units held by Brookfield

	Non-controlling interest— Redeemable Partnership Units held by Brookfield
UNITS MILLIONS	2018	2017	2016
Opening balance	115.8	108.4	100.3
Issued for cash	—	7.4	8.1
Ending balance	115.8	115.8	108.4

	Non-controlling interest— Redeemable Partnership Units held by Brookfield
US$ MILLIONS	2018	2017	2016
Opening balance	$2,078	$1,778	$1,528
Unit issuance	—	300	250
Ending balance	$2,078	$2,078	$1,778
Preferred Unitholders’ Capital

	Preferred Units
UNITS MILLIONS	2018	2017	2016
Opening balance	32.0	20.0	10.0
Issued for cash	18.0	12.0	10.0
Repurchased and cancelled	(0.1)	—	—
Ending balance	49.9	32.0	20.0

	Preferred Units
US$ MILLIONS	2018	2017	2016
Opening balance	$595	$375	$189
Unit issuance	342	220	186
Repurchased and cancelled	(1)	—	—
Ending balance	$936	$595	$375